MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - Real Estate - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	$ 11,622		$ 12,584
Allowance for credit losses	(153)		(158)
Total, net of allowance	11,469		12,426
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	9,057		9,891
Allowance for credit losses	(140)	$ (158)	(149)	$ (66)	$ (61)	$ (60)
Total, net of allowance	8,917		9,742
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	2,565		2,693
Allowance for credit losses	$ (13)	$ (10)	$ (9)	$ 0	$ 0	$ 0